Other Non-Current Receivables	9 Months Ended
Mar. 31, 2023
Other Non-Current Receivables [Abstract]
Other non-current receivables

Note 8. Other non-current receivables

	As of March 31, 2023	As of June 30, 2022
Receivables with shareholders	8,070,000	-
Total Other Non-Current receivables	$8,070,000	$-

Moolec issued an aggregate number of Moolec ordinary shares equal to 2,354,069 (or 1,500,000 of Moolec Science shares after the transaction) to current individual shareholders of Bioceres S.A. and Bioceres Group PLC. Moolec and the new shareholders entered into a subscription agreement prior to the transaction pursuant to which Moolec agreed to issue 2,354,069 of Moolec ordinary shares and the new shareholders agreed to pay an aggregate purchase price of $15,000,000 within 5 years from the date of such subscription agreement.